Investment Strategy - JLens 500 Jewish Advocacy U.S. ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to seek to track the total return, before fees and expenses, of the JLens 500 Jewish Advocacy U.S. Index (the “Index”). The Index was developed in 2024 by JLens, the Fund’s index provider and investment sub-adviser (“JLens”).
JLens is a 501(c)(3) nonprofit corporation that conducts research and advocacy inspired by Jewish values on behalf of the Jewish community. The Fund’s principal investment strategy is explained by the application of the Index, which follows below.
JLens 500 Jewish Advocacy U.S. Index
The Index is designed to provide exposure to large cap U.S. equity securities included in the VettaFi US Equity Large-Cap 500 Index while maintaining alignment with JLens’ Jewish value pillars. JLens utilizes pillars from Judaism’s framework of “mitzvot” (obligations) to evaluate companies, which provides the foundation for JLens’ selection of its value pillars: Combat Antisemitism & Hate (Rodef Shalom), Support for Israel (Shmirat Yisrael), and Repair the World (Tikkun Olam), along with the associated sub-categories under Tikkun Olam (collectively, “JLens’ Jewish Value Pillars”). The Tikkun Olam value pillar consists of: Society (Dei Machsoro), Workers (Lo Ta’ashok), Environment (Bal Tashchit), and Ethical Business (Nosei Ve’notein Be’emunah).
Step 1. The Fund’s starting universe is the VettaFi US Equity Large-Cap 500 Index, which represents the 500 largest U.S. stocks by market capitalization (the “Starting Universe”).
Step 2. A company is excluded from the Starting Universe if that company receives more than 5% of its revenue from a business activity that is considered Treif (a Hebrew term meaning “not fit” for inclusion) according to the Index methodology. As of the date of this Prospectus, the following business activities are considered Treif by JLens: oil sands production, thermal coal extraction, tobacco, and for-profit prisons. As of March 31, 2026, there are three companies considered Treif, and, therefore, are excluded from the Index. The list of companies considered Treif may change over time.
Step 3. After Treif companies are excluded, each remaining company receives a score, as determined by a set of metrics from JLens’ Jewish Value Pillars. To score companies, JLens gathers data from a variety of sources (e.g., raw data sourced from third-party data providers, corporate sustainability reports, annual reports, proxy statements, and other SEC filings, legal proceedings, news articles, public statements, webinars, and reports prepared by investor coalition groups, as well as engagement with companies’ corporate social responsibility representatives). In scoring each pillar, JLens considers a variety of metrics and company practices, a non-exhaustive set of examples follows:

JLens’ Jewish Value Pillar	Examples of Metrics and Company Practices
Combat Antisemitism & Hate, Rodef Shalom	Does the company have a Jewish and/or multi-faith Employee Resource Group? Does the company offer antisemitism training?
Support for Israel, Shmirat Yisrael
Does the company have a presence in Israel (e.g., offices, direct operations, subsidiaries, partnerships, etc.)? Has the company publicly declared support for Israel and/or against the Boycott, Divestment and Sanctions (“BDS”) movement?

Repair the World, Tikkun Olam
Society, Dei Machsoro	Is the company engaged in community investment and philanthropic activity? Does the company’s supplier audits cover social issues?
Workers, Lo Ta’ashok
Does the company disclose its adjusted pay gap (i.e., the ratio of compensation of women to men employees, adjusted for employees’ education and experience) and/or unadjusted pay gap (i.e., the ratio of compensation of women to men employees, not adjusted for such factors) for female employees compared to male employees?

Environment, Bal Tashchit	Does the company report its progress toward meeting its greenhouse gas emissions target(s)? Does the company disclose details on how it aims to reduce its water use?
Ethical Business, Nosei Ve’notein Be’emunah	Does the company disclose a commitment to not retaliate against employee whistleblowers? Does the company have a board committee that is responsible for overseeing sustainability matters?
Step 4. The scores for each Jewish Value Pillar are aggregated to form a final percentage score. Using a company’s final percentage score, each company is classified as Excellent, Good, or Needs Improvement. Each company then receives a weight in the Index (overweight, no change, or underweight) based on its classification:

Final Percentage Score	Company Classification	Index Weight
>75%	Excellent (Metzuyan)	Overweighted by a factor of 1.03
50% to 75%	Good (Tov)	No change (weighted at 1.0)
<50%	Needs Improvement (Tzarich Tikkun)	Underweighted by a factor of 0.97
The Index is sector neutral to the Starting Universe, and companies are weighted by their float-adjusted market capitalization within each sector, as adjusted based on their classification weighting factors. In the case that a company’s score is not complete, the company’s classification weighting factor defaults to Tov (neutral), until it is updated at the rebalance date following the completion of the score for the company.
The Index is rebalanced quarterly on the third Friday of March, June, September, and December and is reconstituted in conjunction with the June and December rebalances. Constituent eligibility, scores, and weights are determined as of a reference date prior to each rebalance.
From time to time, a company may be added to JLens’ Do Not Invest List. Companies that are on the Do Not Invest List are excluded from the Index. As of May 31, 2026, one company is on the Do Not Invest List and is, therefore, excluded from the Index. The aggregate market capitalization of the companies on the Do Not Invest List is targeted to not exceed 10% of the VettaFi US Equity Large-Cap 500 Index, but the actual percentage may exceed that due to market conditions. Similarly, the number of companies on the Do Not Invest List is targeted to not exceed ten companies, but due to corporate actions the number of companies could exceed that target. JLens reviews the Do Not Invest List on a quarterly basis.
Companies may be added to the Do Not Invest List as follows:
•Egregious Act. A company may be added to the Do Not Invest List and removed from the Index prior to the quarterly reconstitution if the company is found to have engaged in an “egregious act,” as determined at the sole discretion of the JLens Index Advisory Committee, following the governance procedures of the Index. The remaining Index constituents are then reweighted on a pro-rata basis.
Egregious acts include a company’s acts or conduct that is antisemitic, anti-Israel, or otherwise antithetical to the interests of the broader Jewish community (e.g., a company removes its products or shifts its operations out of Israel due to pressure by the BDS movement; there is evidence of a company selling antisemitic products or incorporating anti-Israel bias into its services; a company and/or representative engages in bigoted behavior, espouses hateful rhetoric, or sells products that promote hate, and has no or limited remedy measures in place). The BDS movement is an international campaign that aims to delegitimize and pressure Israel through the isolation of Israel, Israeli individuals, and Jews who support Israel’s right to exist.
•Watchlist. A company may be added to JLens’ Watchlist if the company partakes in irresponsible business conduct that is a persistent issue. The company may be added to JLens’ Watchlist at (i) the request of the JLens Index Advisory Committee or (ii) if the company engages in controversial behavior related to one of the Jewish Value Pillars. Companies that are added to the Watchlist are assessed for at least three months (the “Assessment Period”) by JLens to determine if the company is added to the Do Not Invest List. During the Assessment Period, JLens notifies the company of its inclusion on the Watchlist, and through written communication and/or calls with company representatives, JLens engages with the company on recommended steps it can take to remain in the Index. Following the Assessment Period, JLens may remove a company from the Watchlist or may determine to move the company to the Do Not Invest List. Companies that are moved from the Watchlist to the Do Not Invest List are removed from the Index at the next quarterly reconstitution.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in securities that are principally traded in the United States.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund generally may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is expected to have significant exposure to the Information Technology sector.
Advocacy and Company Engagement
The Sub-Adviser’s shareholder advocacy is rooted in the Jewish idea of Hocheach Tocheach, meaning constructive rebuke. A company’s score as determined under the Index methodology informs the Sub-Adviser’s advocacy priorities when engaging with the company. The Fund’s and the Sub-Adviser’s activities may include, but are not limited to:
•Direct Dialogue with Company Management. The Sub-Adviser may initiate dialogue with management through phone calls, letters, and in-person meetings (including video conferencing). Through its interaction, the Sub-Adviser seeks to advocate for improvement in one or more areas of JLens’ Jewish Value Pillars (e.g., workplace accommodation practices).
•Proxy Voting. The Sub-Adviser votes proxies consistent with the Fund’s proxy voting guidelines. In doing so, the Fund has an opportunity to express its views on Jewish values and concerns (e.g., voting against a customer due diligence shareholder proposal which the shareholder proponent uses anti-Israel language).
•Shareholder Resolutions. The Sub-Adviser, on behalf of the Fund, may propose, or participate in the creation of, shareholder resolutions on a variety of issues (e.g., greenhouse gas emissions targets). In doing so, the Sub-Adviser is encouraging companies to take action.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the net assets, plus borrowings for investment purposes, of the Fund will be invested in securities that are principally traded in the United States.